Costs and profits in excess of billings on uncompleted contracts (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Item	Dec. 31, 2021 CAD ($) Item	Dec. 31, 2020 CAD ($)
Costs and profits in excess of billings on uncompleted contracts [Abstract]
Number of contracts held | Item	18	14
Amount of billings on contracts	$ 10,475,299	$ 16,676,700
Cumulative revenue	11,856,596	21,599,410
Changes in the costs and profits in excess of billings on uncompleted contracts	4,164,109	983,891
Changes due to measurement of progress on uncompleted contracts	622,696	4,832,968
Current Costs And Profits In Excess Of Billings On Uncompleted Contracts	1,051,297	4,922,710
Disclosure of financial assets [line items]
Allowance for expected credit losses	$ 4,693,283	520,000	$ 0
Expected credit loss rate	2.00%
Maximum
Disclosure of financial assets [line items]
Credit loss rate	50.00%
Minimum
Disclosure of financial assets [line items]
Credit loss rate	25.00%
Uncompleted contracts
Disclosure of financial assets [line items]
Allowance for expected credit losses	$ 330,000